EQUITY - Restricted reserves (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Share capital
Restricted reserves	₺ 1,586	₺ 1,586
Restricted reserves
Share capital
Restricted reserves	₺ 1,586	₺ 1,586